			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: 210507



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advantage Plus Mortgage LLC    COM              1035113         40    40000 SH       SOLE                    40000
Ameren Corp                    COM              023608102     8553   174510 SH       SOLE                   174510
American International Group   COM              026874107      204     3680 SH       SOLE                     3680
Amerivest Properties Inc.      COM              03071L101       83    16000 SH       SOLE                    16000
Amgen Inc                      COM              031162100      254     4360 SH       SOLE                     4360
Anheuser-Busch Co              COM              035229103      251     5300 SH       SOLE                     5300
Atmel Corp                     COM              049513104       31    10500 SH       SOLE                    10500
Avaya Communication            COM              053499109      236    20226 SH       SOLE                    20226
BP P.L.C.                      COM              055622104      413     6623 SH       SOLE                     6623
Bellsouth Corp                 COM              079860102      262     9975 SH       SOLE                     9975
Biomet                         COM              090613100     6015   165695 SH       SOLE                   165695
Caspen Oil Inc                 COM              147621106        0    11000 SH       SOLE                    11000
Chevrontexaco Corporation      COM              166764100     9374   160760 SH       SOLE                   160760
Cisco Systems                  COM              17275R102      527    29459 SH       SOLE                    29459
Citigroup Inc.                 COM              172967101     6689   148838 SH       SOLE                   148838
Colgate-Palmolive Co           COM              194162103     6745   129285 SH       SOLE                   129285
Costco Wholesale Corp          COM              22160k105     3971    89890 SH       SOLE                    89890
DJ US Basic Materials Index    COM              464287838     7850   153682 SH       SOLE                   153682
Dell Computer                  COM              24702R101      380     9902 SH       SOLE                     9902
Disney Walt Co                 COM              254687106      426    14818 SH       SOLE                    14818
Dupont Ei Denemours            COM              263534109      307     5993 SH       SOLE                     5993
E M C Corp Mass Comm           COM              268648102      223    18134 SH       SOLE                    18134
Exxon Mobil Corp               COM              30231g102    10786   180968 SH       SOLE                   180968
General Electric               COM              369604103     8911   247113 SH       SOLE                   247113
Home Depot                     COM              437076102      793    20734 SH       SOLE                    20734
I Shares Dow Jones US Energy   COM              464287796      908    12065 SH       SOLE                    12065
I Shares S&P 500 Index         COM              464287200     8213    69710 SH       SOLE                    69710
I Shares Trust DJ US Healthcar COM              464287762     1014    17340 SH       SOLE                    17340
I Shares Trust Dow Jones Selec COM              464287168    14952   249410 SH       SOLE                   249410
I-Shares S&P 500 Barra Growth  COM              464287309    12840   227260 SH       SOLE                   227260
Intel Corp                     COM              458140100     6566   282653 SH       SOLE                   282653
Intl Business Machines         COM              459200101      763     8346 SH       SOLE                     8346
JDS Uniphase Corporation       COM              46612J101       22    13100 SH       SOLE                    13100
Janus Capital Group Inc        COM              47102X105      323    23150 SH       SOLE                    23150
Johnson & Johnson              COM              478160104     8293   123483 SH       SOLE                   123483
Kimberly-Clark                 COM              494368103     7149   108765 SH       SOLE                   108765
L-3 Communications Holdings    COM              502424104     7440   104755 SH       SOLE                   104755
Medtronic Inc                  COM              585055106     6750   132486 SH       SOLE                   132486
Microsoft Corp                 COM              594918104     6480   268082 SH       SOLE                   268082
Nortell Networks               COM              656568102       41    15000 SH       SOLE                    15000
Penton Media Inc.              COM              709668107       16   100000 SH       SOLE                   100000
Pepsico                        COM              713448108      243     4590 SH       SOLE                     4590
Pfizer Inc                     COM              717081103      261     9951 SH       SOLE                     9951
Pinnacle West Capital Corp     COM              723484101     6271   147511 SH       SOLE                   147511
Qualcomm Inc                   COM              747525103     4529   123638 SH       SOLE                   123638
S&P 500 Barra Value Index - I  COM              464287408     5427    89040 SH       SOLE                    89040
S&P Midcap 400 Index           COM              464287507    18712   142315 SH       SOLE                   142315
SBC Communications             COM              78387g103      379    16015 SH       SOLE                    16015
Tumbleweed Communications Corp COM              899690101       28    10000 SH       SOLE                    10000
Verizon Communications         COM              92343V104     6868   193460 SH       SOLE                   193460
Walmart Stores Inc             COM              931142103      275     5493 SH       SOLE                     5493
Washington Mutual Inc          COM              939322103     5891   149145 SH       SOLE                   149145
Wells Fargo                    COM              949746101     6501   108709 SH       SOLE                   108709
Wireless Telecom Group Inc     COM              976524108       28    10800 SH       SOLE                    10800